Accounts Receivable, Net - Schedule of Allowance for Doubtful Accounts (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Allowance for Doubtful Accounts [Abstract]
Beginning balance	¥ 13,621,115	¥ 4,958,889
Provision	3,736,356	8,662,226	¥ 2,602,855
Ending balance	¥ 17,357,471	¥ 13,621,115	¥ 4,958,889